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                                                          Loretta A. Wise
                                                          215-988-3357
                                                          loretta.wise@dbr.com


                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                              Phone: (215) 988-2700
                            Facsimile: (215) 988-2757
                                   www.dbr.com
                                   -----------


March 3, 2005

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     RE:  The Galaxy Fund
          File Nos. (33-4806/811-4636)
          ----------------------------

Ladies and Gentlemen:

     On behalf of The Galaxy Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectuses, Supplement and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses, Supplements and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on February 25, 2005.

     The Prospectuses, Supplement and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497
(c), are:

     (1) Prospectus dated February 28, 2005 for Institutional Shares of the Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves;


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Securities and Exchange Commission
March 3, 2005
Page 2

     (2) Prospectus dated February 28, 2005 for Select Shares of the Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves;

     (3) Prospectus dated February 28, 2005 for Preferred Shares of the Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves;

     (4) Supplement dated February 28, 2005 to the Prospectuses dated February 28, 2005 for Institutional Shares, Select Shares and Preferred Shares of the Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves;

     (5) Prospectus dated February 28, 2005 for Reserve Shares of the Prime Reserves, Tax-Exempt Reserves and Government Reserves; and

     (6) Statement of Additional Information dated February 28, 2004 for the Prime Reserves, Tax-Exempt Reserves, Government Reserves, Institutional Money Market Fund, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund.

     Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3357.


                                                    /s/ Loretta A. Wise
                                                    -------------------
                                                    Loretta A. Wise